Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2011	Jun. 29, 2011 Lease Guarantees and Secondary Obligations [Member]	Jun. 30, 2010 Lease Guarantees and Secondary Obligations [Member]
Maximum potential liability of future payments under guarantees		$ 166.1	$ 208.0
Description of material contingencies	No material liabilities have been recorded as of June 29, 2011.
Number of threatened or pending claims expected to have a material adverse effect	0